CORPORATE INFORMATION AND DEFINED TERMS (Details)	12 Months Ended
Dec. 31, 2024
Grown Rogue International Inc [Member]
IfrsStatementLineItems [Line Items]
Entity	Grown Rogue International Inc.
Defined Term	Company
Location	Ontario
Purpose	Parent Company
Grown Rogue Unlimited L L C [Member]
IfrsStatementLineItems [Line Items]
Entity	Grown Rogue Unlimited, LLC
Defined Term	GR Unlimited
Location	Oregon
Purpose	Holding Company
Percentage Held	100%
Grown Rogue Gardens L L C [Member]
IfrsStatementLineItems [Line Items]
Entity	Grown Rogue Gardens, LLC
Defined Term	GR Gardens
Location	Oregon
Purpose	Operating Entity
Percentage Held	100%
G R U Properties L L C [Member]
IfrsStatementLineItems [Line Items]
Entity	GRU Properties, LLC
Defined Term	GRU Properties
Location	Oregon
Purpose	Property Management
Percentage Held	100%
G R I P L L C [Member]
IfrsStatementLineItems [Line Items]
Entity	GRIP, LLC
Defined Term	GRIP
Location	Oregon
Purpose	Marketing/Branding
Percentage Held	100%
Grown Rogue Distribution L L C [Member]
IfrsStatementLineItems [Line Items]
Entity	Grown Rogue Distribution, LLC
Defined Term	GR Distribution
Location	Oregon
Purpose	Operating Entity
Percentage Held	100%
Rogue E B C L L C [Member]
IfrsStatementLineItems [Line Items]
Entity	Rogue EBC, LLC
Defined Term	Rogue EBC
Location	Illinois
Purpose	Operating Entity	[1]
Percentage Held	70%
Cannequality L L C [Member]
IfrsStatementLineItems [Line Items]
Entity	Cannequality, LLC
Defined Term	Cannequality
Location	Illinois
Purpose	Licensing Company
Percentage Held	70%
Canopy Management L L C [Member]
IfrsStatementLineItems [Line Items]
Entity	Canopy Management, LLC
Defined Term	Canopy
Location	Michigan
Purpose	Holding Company
Percentage Held	100%
Golden Harvests L L C [Member]
IfrsStatementLineItems [Line Items]
Entity	Golden Harvests LLC
Defined Term	Golden Harvests
Location	Michigan
Purpose	Operating Entity
Percentage Held	80%
Grown Rogue Retail Ventures L L C [Member]
IfrsStatementLineItems [Line Items]
Entity	Grown Rogue Retail Ventures, LLC
Defined Term	GR Retail
Location	Delaware
Purpose	Holding Company
Percentage Held	100%
Grown Rogue West New York L L C [Member]
IfrsStatementLineItems [Line Items]
Entity	Grown Rogue West New York, LLC
Defined Term	West NY
Location	New Jersey
Purpose	Retail Joint Venture	[2]
Percentage Held	44%

[1]	The Company consolidated 70% of Rogue EBC’s business activity under International Financial Reporting Standards (“IFRS”) 11 – Joint Arrangements. Cannequality is wholly owned by Rogue EBC, in which Cannequality is the legal entity that holds the acquired cannabis license for Rogue EBC’s joint arrangement operations. When regulatory milestones are achieved, the Company plans to dissolve Cannequality.
[2]	The Company, through its subsidiary GR Retail invested $806,250 in the equity of West NY. West NY is a lender to a retail business in New Jersey.